Significant Accounting Policies - Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues, net	$ 28,457	$ 29,579	$ 30,387
Voyage Revenues Derived from Spot Charters, Net [Member]
Revenues, net	16,990	16,668	9,295
Voyage Revenues Derived from Time Charters, Net [Member]
Revenues, net	$ 11,467	$ 12,911	$ 21,092